Investments in Debt, Equity Securities and Other Investments (Short-Term and Long-Term Investments in Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Short-term investment in debt and equity securities, available-for-sale securities			¥ 12,500
Long-term investment in debt and equity securities, available-for-sale securities		¥ 1,073,390	1,007,629
Available-for-sale securities, Aggregate Fair Value		1,073,390	1,020,129
Short-term investment in debt and equity securities, held-to-maturity		101,566	82,737
Long-term investment in debt and equity securities, held-to-maturity		58,013	44,009
Held-to-maturity securities, Cost	[1]	159,579	126,746
Short-term investment in debt and equity securities		101,566	95,237
Long-term investment in debt and equity securities		1,131,403	1,051,638
Total		¥ 1,232,969	¥ 1,146,875

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.